Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

Note 7 – PROPERTY, PLANT AND EQUIPMENT, NET

As of December 31, 2019 and 2018, property, plant and equipment consisted of the following:

	December 31,	December 31,
	2019	2018
Machinery equipment	$9,860,468	$1,880,505
Electronic equipment	245,366	167,618
Office equipment	289,473	156,996
Motor vehicles	1,057,208	1,612,293
Buildings	10,666,163	3,922,383
Computer software	108,105	92,336
Kitchen and cookware	111,010	-
Construction in progress	465,217	10,238,835
Leasehold improvements	74,762	75,745
Membrane cushion	390,660	216,901
Wastewater treatment system, except for membrane cushion	3,348,847	1,289,780
Total property, plant and equipment	26,617,279	19,653,392
Less: accumulated depreciation	(2,005,417)	(900,052)
Property, plant and equipment, net	$24,611,862	$18,753,340

During the year ended December 31, 2019, the liabilities assumed in connection with purchase of property, plant and equipment totaled $2,980,582. The liabilities were included in accrued expenses and other payables in the accompanying consolidated balance sheets as of December 31, 2019.

Depreciation expense for the years ended December 31, 2019, 2018 and 2017, was $1,505,747, $512,333 and $188,995, respectively.

Certain property, plant and equipment have been pledged to obtain long-term loans. See Note 11 for details.